Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		3 Months Ended						9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Subsidiaries	Jun. 30, 2011 Subsidiaries	Dec. 31, 2010 Subsidiaries	Sep. 30, 2010 Subsidiaries	Dec. 31, 2011 Real Estate	Dec. 31, 2010 Real Estate	Dec. 31, 2011 Real Estate	Dec. 31, 2010 Real Estate	Mar. 31, 2011 Real Estate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sales of subsidiaries and business units	¥ 1,980	¥ 5,919	¥ 3,900	¥ 11,185	¥ 377	¥ 162	¥ 5,896	¥ 263
Gain (loss) on liquidation of subsidiaries and business units					(37)		33
Gains (losses) on sales of real estate properties									1,640	(10)	3,398	4,993
Rental properties held for sale									¥ 22,820		¥ 22,820		¥ 27,486